Ropes & Gray LLP

Three Embarcadero Center

San Francisco, California 94111-4006

Colleen Bathen Meyer

T +1 415 315 6366

F +1 415 315 4819

colleen.meyer@ropesgray.com

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:          Schroder Capital Funds (Delaware) (the “Trust”) (File Nos. 2-34215; 811-1911)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectuses and Statements of Additional Information, each dated March 1, 2012, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on February 29, 2012 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (415) 315-6366 with any questions or comments regarding this matter.

Kind regards,

/s/ Colleen B. Meyer, Esq.

Colleen B. Meyer, Esq.

cc:                                 Carin F. Muhlbaum, Esq.

Alan M. Mandel

Abby L. Ingber, Esq.

Angel Lanier

Timothy W. Diggins, Esq.